Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Mutual of America Variable Insurance Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Portfolio December 1, 2019
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023 April 30, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Portfolio’s total assets are invested, directly or indirectly, in stocks of large and mid-cap companies in developed market countries located outside the United States and Canada represented in the Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East Index (the “MSCI EAFE Index”) through the purchase of such stocks or exchange traded funds designed to track the MSCI EAFE Index. The Portfolio also invests in exchange traded funds that own emerging market securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.

  General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
  Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.
  Emerging Markets risk: Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.
  Eurozone Investment risk: The United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
  ETF risk: ETFs generally invest substantially all of their assets in securities and are traded on stock exchanges. Their net asset values may differ from the prices of the ETF shares offered on the exchanges.
  Depositary Receipts Risk: The underlying ETF may invest in securities of foreign issuers in the form of depositary receipts, some of which are not obligated to disclose material information.
  Trading Risk: ETF shares are listed on exchanges for which there can be no assurance that they will maintain the listing. Also there is no assurance that an active trading market will develop, creating illiquidity and resulting in price volatility. The market price of an ETF may trade at a premium or discount to its net asset value. Trading in ETFs may be halted because of market conditions or extraordinary market volatility.
  Investment Company Risk: The cost of investing in the Portfolio is higher because in addition to the Portfolio’s direct fees and expenses, it also indirectly bears fees and expenses charged by the underlying ETFs. The underlying ETFs may change their investment objectives or policies without the approval of the Portfolio, causing the Portfolio to withdraw its investment at a possibly inopportune time.
  Leveraging Risk: ETFs may borrow money or otherwise leverage their holdings by investing in collateral from securities loans and by borrowing money to meet redemption requests. This leveraging results in more volatility and a compounding of all other risks.
  Passive Investment Risk: Many ETFs are not actively managed; rather the underlying ETF invests in securities that represent its underlying Index, regardless of its investment merit or market trends. Also, an underlying ETF is more susceptible to declines in the market because the underlying ETFs generally do not change their investment strategies to respond to changes in the economy.
  Tracking Error Risk: Imperfect correlation between the securities of an ETF and those in the Index it intends to track, rounding of prices, changes to the indices and regulatory policies may cause the performance of an ETF to not match the performance of its Index.
  Valuation Risk: An underlying ETF may value certain securities at higher prices than the prices at which it can sell them.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
International Portfolio | International Portfolio Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
1 Year	rr_ExpenseExampleNoRedemptionYear01	36
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 113

[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Fund Fees and Expenses plus 0.13% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.